Servicing (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Servicing Details Narrative
Unpaid principal balances of mortgage and other loans serviced for others	$ 131,700	$ 140,700
Fair value of mortgage servicing rights	$ 1,100	$ 1,000